Advances for vessel acquisitions and Vessels, net (Tables)	6 Months Ended
Jun. 30, 2023
Advances for vessel acquisitions and Vessels, net
Schedule of Vessels, net in the accompanying consolidated balance sheets
Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2022 $ 1,141,128 $ (191,512) $ 949,616
- Additions for vessel acquisitions and improvements 61,088 - 61,088
- Vessel disposals
(39,393) 16,195 (23,198)
- Vessel disposal due to deconsolidation

of subsidiary (Note
2(e)) (27,908) - (27,908)
- Depreciation for the period
- (23,934) (23,934)
Balance, June 30, 2023 $ 1,134,915 $ (199,251) $ 935,664